Income Taxes (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Valuation Allowance,current	$ 64,000	$ 0
Valuation Allowance, Deferred	152,000	4,268,000
Valuation Allowance, Total	216,000	4,268,000
United [Member]
Income Tax Benefit, Current	37,000	0
Income Tax Benefit, Deferred	152,000	(3,269,000)
Income Tax Benefit, Total	189,000	(3,269,000)
Foreign [Member]
Income Tax Benefit, Current	0	0
Income Tax Benefit, Deferred	(736,000)	(533,000)
Income Tax Benefit, Total	(736,000)	(533,000)
State [Member]
Income Tax Benefit, Current	27,000	0
Income Tax Benefit, Deferred	27,000	(466,000)
Income Tax Benefit, Total	0	(466,000)
Subtotal [Member]
Income Tax Benefit, Current	152,000	(4,268,000)
Income Tax Benefit, Deferred	216,000	(4,268,000)
Income Tax Benefit, Total	$ 64,000	$ 0